REVENUES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION

The Company’s geographical revenue information is set forth below:

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2023	2022	2023	2022
	US$	US$	US$	US$
Sales in PRC	$7,423,695	$8,159,260	$25,819,405	$24,421,569
Sales in Overseas
-Republic of China (ROC, or Taiwan)	1,943,123	1,851,599	5,962,410	5,708,133
-South Korea	1,742,589	1,578,002	5,387,021	5,144,829
-Others	14,199	34,157	162,662	95,968
Sub-total	3,699,910	3,463,758	11,512,093	10,948,930
Total Revenue	$11,123,605	$11,623,018	$37,331,498	$35,370,499

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2022	2021
Sales in PRC	$26,438,509	$27,213,684
Sales in Overseas
-Republic of China (ROC, or Taiwan)	6,146,043	7,246,592
-South Korea	5,221,209	5,962,067
-Others	126,351	363,131
Sub-total	11,484,603	13,571,790
Total revenues	$37,923,112	$40,785,474